Quarterly Holdings Report
for
Fidelity® Series Small Cap Core Fund
July 31, 2026
SCC-NPRT1-0926
1.9906194.103
Common Stocks - 98.4%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.4%
Consumer Discretionary - 0.4%
Diversified Consumer Services - 0.4%
OneSpaWorld Holdings Ltd (a)	256,048	6,595,796
BURKINA FASO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
IAMGOLD Corp (United States) (b)	182,600	2,591,094
CAMEROON - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Golar LNG Ltd (a)	110,885	5,449,998
CANADA - 2.0%
Health Care - 0.5%
Biotechnology - 0.5%
Xenon Pharmaceuticals Inc (b)	125,316	7,853,554
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (a)(b)	84,500	1,527,759
Materials - 0.9%
Metals & Mining - 0.9%
Hudbay Minerals Inc (United States) (a)	309,600	7,043,400
Triple Flag Precious Metals Corp (United States)	229,300	6,596,961
TOTAL MATERIALS		13,640,361
Utilities - 0.5%
Gas Utilities - 0.5%
Brookfield Infrastructure Corp (United States) (a)	177,429	7,505,247
TOTAL CANADA		30,526,921
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Inventiva SA ADR (b)	164,161	735,441
ISRAEL - 0.5%
Information Technology - 0.5%
Software - 0.5%
Cellebrite DI Ltd (a)(b)	503,189	7,422,038
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Newamsterdam Pharma Co NV (b)	134,200	3,729,418
NORWAY - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Seadrill Ltd (b)	216,100	9,689,924
PUERTO RICO - 0.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Liberty Latin America Ltd Class C (b)	493,027	3,978,728
Financials - 0.6%
Banks - 0.3%
Popular Inc	23,959	4,197,856
Financial Services - 0.3%
EVERTEC Inc	163,200	4,967,808
TOTAL FINANCIALS		9,165,664
TOTAL PUERTO RICO		13,144,392
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Silicon Motion Technology Corp ADR	38,806	9,841,202
UNITED STATES - 92.6%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.2%
Csquare Inc	179,000	3,572,840
Entertainment - 1.4%
Cinemark Holdings Inc	309,400	11,320,946
IMAX Corp (a)(b)	192,191	9,194,417
		20,515,363
Media - 0.4%
Magnite Inc (b)	327,600	6,322,680
TOTAL COMMUNICATION SERVICES		30,410,883
Consumer Discretionary - 10.2%
Automobile Components - 0.7%
LCI Industries	29,258	2,994,849
Patrick Industries Inc	95,860	7,913,243
		10,908,092
Diversified Consumer Services - 1.5%
Grand Canyon Education Inc (b)	47,474	6,899,871
Laureate Education Inc (b)	426,398	16,335,308
		23,235,179
Hotels, Restaurants & Leisure - 3.3%
Brinker International Inc (b)	27,800	5,940,860
Cava Group Inc (a)(b)	49,100	3,202,793
Dutch Bros Inc Class A (b)	84,900	5,588,967
Kura Sushi USA Inc Class A (a)(b)	61,600	2,837,912
Lindblad Expeditions Holdings Inc (b)	282,500	8,356,350
Pursuit Attractions and Hospitality Inc (b)	126,300	6,381,939
Red Rock Resorts Inc Class A	193,720	12,483,317
Rush Street Interactive Inc Class A (b)	215,300	5,793,723
		50,585,861
Household Durables - 0.6%
Cavco Industries Inc (b)	2,562	1,401,491
Meritage Homes Corp	106,600	7,483,320
		8,884,811
Leisure Products - 0.6%
Latham Group Inc (b)	651,300	3,490,968
YETI Holdings Inc (b)	128,600	6,293,684
		9,784,652
Specialty Retail - 2.9%
Abercrombie & Fitch Co Class A (b)	89,800	8,938,692
Academy Sports & Outdoors Inc	100,377	4,762,889
Bob's Discount Furniture Inc (a)	181,200	3,020,603
Boot Barn Holdings Inc (b)	51,423	7,661,513
Signet Jewelers Ltd (a)	124,300	11,547,470
Urban Outfitters Inc (b)	115,700	8,582,626
		44,513,793
Textiles, Apparel & Luxury Goods - 0.6%
Steven Madden Ltd	196,800	9,068,544
TOTAL CONSUMER DISCRETIONARY		156,980,932
Consumer Staples - 0.8%
Beverages - 0.4%
Vita Coco Co Inc/The (b)	82,400	5,433,456
Food Products - 0.1%
Darling Ingredients Inc (b)	49,200	2,983,488
Mama's Creations Inc (b)	29,100	536,312
		3,519,800
Household Products - 0.3%
Energizer Holdings Inc	252,420	5,293,247
TOTAL CONSUMER STAPLES		14,246,503
Energy - 4.8%
Energy Equipment & Services - 2.9%
Cactus Inc Class A	29,848	1,940,418
Expro Ltd	276,900	4,416,555
Flowco Holdings Inc Class A (a)	416,200	8,511,290
HMH Holding Inc Class A (b)	274,400	5,704,776
Innovex International Inc (b)	222,000	6,233,760
Solaris Energy Infrastructure Inc Class A	223,500	11,490,136
WaterBridge Infrastructure LLC Class A (a)	155,400	5,317,788
		43,614,723
Oil, Gas & Consumable Fuels - 1.9%
California Resources Corp	150,200	7,903,524
Centrus Energy Corp Class A (a)(b)	16,900	2,990,117
Chord Energy Corp	104,611	14,685,292
Gulfport Energy Corp (b)	24,800	4,001,976
		29,580,909
TOTAL ENERGY		73,195,632
Financials - 19.3%
Banks - 12.7%
Ameris Bancorp	100,000	8,721,000
Associated Banc-Corp	273,800	8,454,944
BOK Financial Corp	41,166	5,816,344
Camden National Corp (a)	122,680	7,101,945
Central BanCo Inc	189,700	6,222,160
Community Financial System Inc	219,300	14,212,833
CVB Financial Corp (a)	665,600	14,889,472
Eastern Bankshares Inc (a)	707,977	16,255,153
First Bancorp/Southern Pines NC	159,900	10,052,913
First Busey Corp	317,700	9,804,222
First Hawaiian Inc	225,600	6,269,424
First Interstate BancSystem Inc Class A (a)	248,507	9,448,236
FNB Corp/PA	368,706	6,968,543
Hancock Whitney Corp	144,400	11,118,800
Nbt Bancorp Inc	270,300	14,231,295
UMB Financial Corp	86,600	12,620,218
United Community Banks Inc/GA	191,089	6,772,194
Univest Financial Corp	243,308	10,763,946
Western Alliance Bancorp	44,398	3,573,595
Wintrust Financial Corp	74,719	11,920,669
		195,217,906
Capital Markets - 2.5%
Perella Weinberg Partners Class A (a)	588,207	10,381,854
PJT Partners Inc Class A (a)	48,291	8,127,858
Victory Capital Holdings Inc Class A (a)	85,700	8,486,871
Wealthfront Corp (b)	287,800	2,731,222
WisdomTree Inc (a)	435,300	8,431,761
		38,159,566
Consumer Finance - 1.3%
Enova International Inc (b)	31,100	7,903,754
FirstCash Holdings Inc	59,250	12,087,593
		19,991,347
Financial Services - 1.7%
Essent Group Ltd	127,100	8,383,516
HA Sustainable Infrastructure Capital Inc	190,300	7,206,661
Remitly Global Inc (b)	436,500	9,939,105
		25,529,282
Insurance - 1.1%
Baldwin Insurance Group Inc/The Class A (a)(b)	188,055	5,216,645
Selective Insurance Group Inc	122,085	11,572,437
		16,789,082
TOTAL FINANCIALS		295,687,183
Health Care - 18.3%
Biotechnology - 10.2%
Alkermes PLC (b)	168,300	8,245,018
Arcus Biosciences Inc (b)	179,200	5,051,648
Avalo Therapeutics Inc (b)	203,900	3,721,175
Blueprint Medicines Corp rights (b)(c)	35,641	0
Celldex Therapeutics Inc (b)	150,228	5,717,678
CG oncology Inc (b)	94,900	6,755,931
Cogent Biosciences Inc (b)	152,900	5,952,397
Cytokinetics Inc (b)	32,651	2,518,372
CytomX Therapeutics Inc (b)	729,800	2,262,380
First Tracks Biotherapeutics Inc	149,200	6,570,768
Janux Therapeutics Inc (b)	318,300	4,828,611
Kiniksa Pharmaceuticals International Plc Class A (b)	75,400	5,605,236
Kymera Therapeutics Inc (a)(b)	66,500	6,876,100
Legend Biotech Corp ADR (b)	137,700	2,554,335
Madrigal Pharmaceuticals Inc (b)	7,782	3,636,684
MapLight Therapeutics Inc (a)	138,400	1,801,968
Mirum Pharmaceuticals Inc (b)	58,800	6,229,860
Nurix Therapeutics Inc (b)	217,300	5,043,533
Olema Pharmaceuticals Inc (b)	397,900	4,555,955
Praxis Precision Medicines Inc (b)	23,900	7,357,137
PTC Therapeutics Inc (b)	88,000	5,984,880
Relay Therapeutics Inc (b)	275,300	5,183,899
Rhythm Pharmaceuticals Inc (b)	52,800	5,240,400
Solid Biosciences Inc (a)(b)	479,800	3,867,188
Stoke Therapeutics Inc (b)	174,100	5,024,526
Tango Therapeutics Inc (b)	163,800	4,452,084
Tenax Therapeutics Inc (b)	272,400	3,731,880
Travere Therapeutics Inc (b)	115,800	6,472,062
Upstream Bio Inc (b)	132,200	834,182
Vaxcyte Inc (b)	139,166	7,526,097
Viking Therapeutics Inc (b)	100,200	3,180,348
Viridian Therapeutics Inc (b)	259,932	4,917,913
Zenas Biopharma Inc (b)	153,300	4,819,752
		156,519,997
Health Care Equipment & Supplies - 2.1%
Anteris Technologies Global Corp (b)	351,400	2,754,976
Envista Holdings Corp (b)	238,800	6,521,628
ICU Medical Inc (b)	45,300	7,633,503
iRhythm Technologies Inc (b)	32,598	3,819,508
Merit Medical Systems Inc (b)	102,476	8,711,485
TransMedics Group Inc (b)	38,900	2,976,239
ViewRay Inc (b)	34,227	0
		32,417,339
Health Care Providers & Services - 3.3%
BrightSpring Health Services Inc (b)	178,500	10,658,235
Ensign Group Inc/The	66,749	11,892,002
Guardian Pharmacy Services Inc Class A (b)	174,405	6,894,230
LifeStance Health Group Inc (b)	1,152,465	12,077,833
Progyny Inc (b)	285,700	8,893,841
		50,416,141
Health Care Technology - 0.3%
Waystar Holding Corp (b)	188,600	3,981,346
Life Sciences Tools & Services - 0.9%
Charles River Laboratories International Inc (b)	39,600	9,207,396
Repligen Corp (b)	31,300	4,413,613
		13,621,009
Pharmaceuticals - 1.5%
Alumis Inc (b)	206,200	5,825,150
Elanco Animal Health Inc (b)	148,600	3,918,582
Jazz Pharmaceuticals PLC (b)	18,500	4,677,910
Structure Therapeutics Inc ADR (b)	98,200	4,717,528
Tarsus Pharmaceuticals Inc (b)	66,900	3,949,776
		23,088,946
TOTAL HEALTH CARE		280,044,778
Industrials - 15.2%
Aerospace & Defense - 2.1%
Cadre Holdings Inc (a)	118,760	3,661,371
Ducommun Inc (b)	46,300	8,288,626
Hawkeye 360 Inc	102,300	2,168,760
Karman Holdings Inc (b)	76,300	3,673,845
Park Aerospace Corp (a)	201,700	6,837,630
V2X Inc (b)	87,378	7,884,991
		32,515,223
Building Products - 1.8%
AZZ Inc	51,155	7,403,152
Louisiana-Pacific Corp	75,800	5,490,194
Modine Manufacturing Co (b)	26,500	5,328,090
Tecnoglass Holdings Inc	102,012	4,431,401
UFP Industries Inc	64,324	5,579,464
		28,232,301
Commercial Services & Supplies - 1.9%
Brady Corp Class A	106,609	10,050,030
BrightView Holdings Inc (b)	450,100	5,869,304
Brink's Co/The	108,791	12,886,294
		28,805,628
Construction & Engineering - 3.5%
Bowman Consulting Group Ltd (b)	153,278	4,115,514
Construction Partners Inc Class A (b)	119,653	12,366,138
Granite Construction Inc	85,800	10,379,226
IES Holdings Inc (b)	27,421	20,416,031
Limbach Holdings Inc (a)(b)	75,100	5,384,670
		52,661,579
Electrical Equipment - 0.5%
Forgent Power Solutions Inc Class A	127,600	4,245,252
Nextpower Inc Class A (b)	33,868	3,043,717
X-Energy Inc Class A (a)	48,800	795,928
		8,084,897
Ground Transportation - 0.2%
Saia Inc (b)	8,200	2,850,566
Machinery - 2.6%
Atmus Filtration Technologies Inc	192,200	9,923,286
Gates Industrial Corp Ltd	373,000	10,436,540
Terex Corp	237,830	14,945,237
Wabash National Corp (a)	412,700	5,183,512
		40,488,575
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	81,700	3,876,665
Professional Services - 1.1%
CRA International Inc	41,050	7,349,182
ExlService Holdings Inc (b)	183,200	6,215,976
Planet Labs PBC Class A (a)(b)	136,400	2,793,472
		16,358,630
Trading Companies & Distributors - 1.2%
Herc Holdings Inc	89,900	13,497,586
Xometry Inc Class A (b)	62,521	5,359,300
		18,856,886
TOTAL INDUSTRIALS		232,730,950
Information Technology - 11.4%
Electronic Equipment, Instruments & Components - 3.7%
Advanced Energy Industries Inc	22,776	6,594,108
Bel Fuse Inc Class A	12,885	2,875,030
Bel Fuse Inc Class B	32,300	8,784,631
Belden Inc	60,003	7,443,372
Mirion Technologies Inc Class A (a)(b)	461,600	6,914,768
OSI Systems Inc (b)	36,000	7,970,040
Sanmina Corp (b)	54,100	10,038,796
TTM Technologies Inc (b)	53,500	6,176,040
		56,796,785
Semiconductors & Semiconductor Equipment - 2.6%
Axcelis Technologies Inc (b)	24,300	3,168,234
Diodes Inc (b)	144,926	11,930,308
Onto Innovation Inc (b)	32,439	8,388,077
Penguin Solutions Inc (b)	117,500	6,184,025
Rigetti Computing Inc Class A (a)(b)	72,000	1,076,400
SiTime Corp (b)	2,800	1,498,560
Veeco Instruments Inc (b)	147,800	7,390,000
		39,635,604
Software - 5.1%
A10 Networks Inc	195,200	5,772,064
ACI Worldwide Inc (b)	220,900	12,664,197
Adeia Inc	263,700	7,027,605
Agilysys Inc (b)	55,450	5,831,122
Braze Inc Class A (b)	37,600	936,992
JFrog Ltd (b)	110,300	8,800,837
nCino Inc (a)(b)	150,900	2,785,614
PAR Technology Corp (a)(b)	144,600	2,450,970
Riot Platforms Inc (b)	409,700	8,263,649
Terawulf Inc (a)(b)	518,800	9,162,008
Varonis Systems Inc (b)	214,452	8,567,357
Workiva Inc Class A (b)	91,116	5,448,737
		77,711,152
TOTAL INFORMATION TECHNOLOGY		174,143,541
Materials - 2.5%
Chemicals - 1.5%
Ecovyst Inc (b)	582,800	7,028,568
Element Solutions Inc	230,479	8,465,494
Minerals Technologies Inc	103,200	7,867,968
		23,362,030
Construction Materials - 0.4%
Eagle Materials Inc	31,473	6,450,077
Metals & Mining - 0.6%
Constellium SE (b)	180,801	5,022,652
Warrior Met Coal Inc	43,350	3,442,423
		8,465,075
TOTAL MATERIALS		38,277,182
Real Estate - 6.1%
Health Care REITs - 1.0%
CareTrust REIT Inc	200,600	8,413,164
Sabra Health Care REIT Inc	314,800	6,664,316
		15,077,480
Office REITs - 1.4%
Douglas Emmett Inc	733,407	8,668,871
Kilroy Realty Corp	138,200	5,364,923
Postal Realty Trust Inc Class A	303,818	6,999,967
		21,033,761
Real Estate Management & Development - 1.2%
Compass Inc Class A (b)	612,600	6,977,514
Cushman & Wakefield Ltd	454,391	6,097,927
Landbridge Co LLC Class A (a)	77,642	6,018,808
		19,094,249
Retail REITs - 1.7%
Curbline Properties Corp (a)	253,024	7,752,655
Tanger Inc	231,600	9,416,857
Urban Edge Properties	344,277	7,801,317
		24,970,829
Specialized REITs - 0.8%
CubeSmart	165,100	6,845,046
Outfront Media Inc	184,544	5,881,417
		12,726,463
TOTAL REAL ESTATE		92,902,782
Utilities - 2.0%
Electric Utilities - 0.6%
IDACORP Inc	65,073	9,299,582
Gas Utilities - 1.4%
New Jersey Resources Corp	98,213	5,685,551
Southwest Gas Holdings Inc	89,300	7,983,420
UGI Corp	194,100	7,010,892
		20,679,863
TOTAL UTILITIES		29,979,445
TOTAL UNITED STATES		1,418,599,811
TOTAL COMMON STOCKS (Cost $1,224,602,559)		1,508,326,035

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
PUERTO RICO - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd 9% (Cost $1,364,176)	57,222	1,156,457

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.69	17,640,911	17,644,439
Fidelity Securities Lending Cash Central Fund (d)(e)	3.72	85,171,204	85,179,721
TOTAL MONEY MARKET FUNDS (Cost $102,822,409)			102,824,160

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $1,328,789,144)	1,612,306,652
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(79,954,204)
NET ASSETS - 100.0%	1,532,352,448

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $65,052,528.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	24,738,857	87,030,909	94,126,083	214,811	(995)	1,751	17,644,439	17,640,911
Fidelity Securities Lending Cash Central Fund	99,830,028	172,178,397	186,828,704	66,011	-	-	85,179,721	85,171,204
	124,568,885	259,209,306	280,954,787	280,822	(995)	1,751	102,824,160

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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